Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Accumulated Value	$ 10,000		$ 11,802	$ 13,516	$ 14,901	$ 16,156	$ 23,023	$ 20,077	$ 24,007	$ 29,925	$ 34,647	$ 42,230
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Accumulated Value	10,000		11,802	13,516	14,901	16,156	23,023	20,077	24,007	29,925	34,647	42,230
MSCI World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,886	13,276	14,197	14,680	20,504	17,645	21,021	25,384	29,639	36,104
MSCI World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,886	13,276	14,197	14,680	20,504	17,645	21,021	25,384	29,639	36,104
MSCI EAFE Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	10,000		12,083	12,974	13,182	12,559	16,694	13,800	16,478	18,471	21,857	26,404
MSCI EAFE Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	10,000		12,083	12,974	13,182	12,559	16,694	13,800	16,478	18,471	21,857	26,404
MSCI Emerging Markets Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		12,417	13,484	13,700	13,283	18,776	14,083	14,395	16,262	18,859	27,192
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg Municipal 1-3 Yr Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Municipal Bond Index
Accumulated Value	10,000		10,051	10,134	10,408	10,667	10,772	10,551	10,663	10,981	11,400	11,754
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Accumulated Value	10,000		10,010	10,065	10,660	11,093	11,389	10,711	10,966	11,207	11,594	12,131
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Accumulated Value	10,000		11,092	11,292	12,282	12,535	14,211	12,443	13,546	14,902	16,263	17,237
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		9,951	10,107	10,785	11,264	11,734	10,728	11,070	11,425	11,553	12,365
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 9,951	$ 10,107	$ 10,785	$ 11,264	$ 11,734	$ 10,728	$ 11,070	$ 11,425	$ 11,553	$ 12,365